DEUTSCHE ASSET MANAGEMENT

                                [GRAPHIC OMITTED]

Mutual Fund
                                  Annual Report
                                                               December 31, 2001

                                                              Deutsche VIT Funds

EAFE [REGISTRATION MARK] EQUITY INDEX FUND
                                                             A Member of the
                                                             DEUTSCHE BANK GROUP
                                                               [GRAPHIC OMITTED]
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Deutsche VIT EAFE [REGISTRATION MARK]  Equity Index Fund
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TABLE OF CONTENTS

 LETTER TO SHAREHOLDERS ...............................................    3
 PERFORMANCE COMPARISON ...............................................    7

 DEUTSCHE ASSET MANAGEMENT VIT FUNDS, EAFE[REGISTRATION MARK]  EQUITY INDEX FUND
    Schedule of Investments ...........................................    8
    Statement of Assets and Liabilities ...............................   17
    Statement of Operations ...........................................   18
    Statements of Changes in Net Assets ...............................   19
    Financial Highlights ..............................................   20
    Notes to Financial Statements .....................................   21
    Report of Independent Auditors ....................................   25

 FUND TRUSTEES AND OFFICERS ...........................................   26

                      -------------------------------
            The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -------------------------------

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Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
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LETTER TO SHAREHOLDERS


We are pleased to present you with this annual report for Deutsche VIT EAFE[REGISTRATION MARK] Equity Index Fund (the `Fund'), providing a detailed review of the market, the Fund, and our outlook. Included are complete financial summaries of the Fund's operations and listings of the Fund's holdings.

MARKET ACTIVITY
During the year ended December 31, 2001, global equity markets continued to suffer from downward pressure, as concerns over the outlook for corporate profitability dominated. The Morgan Stanley Capital International (`MSCI') Europe, Australasia and the Far East (`EAFE[REGISTRATION MARK]') Index reflected this pressure, posting a loss of 21.44% for the year.

The US Federal Reserve Board began to lower interest rates in early 2001, as data pointed to a slowing US economy. The Federal Reserve Board's actions were followed in kind by fifteen other central banks, including the European Central Bank, which made its first interest rate cut in May 2001. Still, international equity market losses continued to mount, as the sharp inventory correction in Information Technology and Telecommunications companies in the US led to a significant decline in Technology, Media and Telecommunications (`TMT') stocks internationally and fueled fears of a global recession.

In the summer, bearish sentiment prevailed, as global markets were not immune to the fears that the US slowdown would lead to a global recession. The terrorist attacks on the US on September 11, and their anticipated negative economic impact, only heightened these fears. The attacks resulted in the longest shutdown of US markets since the Great Depression. After the US markets reopened, they suffered their worst weekly performance since 1933. After the World Trade Center attacks, the leading central banks, acting in a coordinated effort, flooded their systems with liquidity in an attempt to insure order in the wake of the unprecedented events. In the US, the Federal Reserve Board continued its policy of monetary easing as it attempted to offset the economic slowdown that started in the Information Technology and Telecommunication sectors at the end of 2000 and spread to most other sectors of the economy.

World equities started to rally toward the end of September and continued to do so for much of the fourth quarter, following the lead of US markets, even as the first global economic decline in thirty years seemed to be taking shape.

Sector performance in the MSCI EAFE[REGISTRATION MARK] Index was generally negative for the year, though some sectors staged impressive rallies in the fourth quarter. The Information Technology sector, which had been pounded for much of the year, was especially strong in the fourth quarter. Consumer Discretionary and Materials stocks also staged double-digit rallies late in the year, perhaps reflecting a degree of optimism regarding the potential for economic recovery. On the other hand, more defensive sectors such as Utilities and Health Care were weaker late in the year. A more bearish sign could also be seen in the performance of the Financials sector, the Index's largest weighting at 24.9%. These Financial stocks declined late in the year, as negative sentiment regarding global credit fears was stronger than the positive force of falling interest rates.


--------------------------------------------------------------------------------
 COUNTRY ALLOCATION
--------------------------------------------------------------------------------
 As of December 31, 2001
 (percentages are based on market value of total equities in the Fund)
--------------------------------------------------------------------------------
   United Kingdom ............................   25.30%
   Japan .....................................   20.23
   France ....................................   10.14
   Germany ...................................    7.83
   Switzerland ...............................    7.66
   Netherlands ...............................    5.72
   Italy .....................................    4.09
   Australia .................................    3.75
   Spain .....................................    3.23
   Sweden ....................................    2.44
   Finland ...................................    2.32
   Hong Kong .................................    1.93
   Belgium ...................................    1.14
   Singapore .................................    0.95
   Denmark ...................................    0.85
   Ireland ...................................    0.85
   Norway ....................................    0.52
   Portugal ..................................    0.48
   Greece ....................................    0.36
   Austria ...................................    0.13
   New Zealand ...............................    0.08
                                                ------
                                                100.00%
                                                ======
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Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
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LETTER TO SHAREHOLDERS


It is also important to note that the first phase of the MSCI EAFE[REGISTRATION MARK] Index's free float and expanded market coverage changes was implemented, as indicated in our last report. These changes were designed to make the MSCI EAFE[REGISTRATION MARK] Index more comprehensive, to more accurately represent the global equity markets, and to address investor concerns about liquidity. As of the close of business November 30, 2001, one half of the changes were put in place. The remaining changes should occur on May 31, 2002, in line with MSCI's previously announced schedule. From the May 18 announcement of the composition of the Provisional EAFE[REGISTRATION MARK] Index through the date of the rebalance, the Provisional EAFE[REGISTRATION MARK] Index and the Provisional MSCI Europe Index5 both slightly underperformed their Official counterparts. Most of this underperformance resulted from the collapse of the spread between the Official and Provisional Indexes that occurred on the day the first phase of the changes took effect as hedge funds and proprietary trading desks unwound trades executed in anticipation of index fund managers implementing the changes. To provide more flexibility to the users of the Standard Index Series, which includes both the MSCI EAFE[REGISTRATION MARK] Index and MSCI Europe Index, MSCI created a Provisional Index Series after their May 19, 2001 announcement. This Provisional Index Series was immediately reflective of all changes to the Standard Index Series to be implemented on November 30, 2001 and May 31, 2002. While the Standard Index Series will remain the official series, the Provisional Index Series will allow managers to monitor the impact of the changes on the EAFE[REGISTRATION MARK] Index and Europe Index returns during the rebalance. Following the completion of the changes to the Standard Index Series in May of 2002, the Provisional Index Series will be discontinued.





INVESTMENT REVIEW


                                                                                  CUMULATIVE                  AVERAGE ANNUAL
                                                                               TOTAL RETURNS                   TOTAL RETURNS
   Periods Ended                                               1 Year    3 Years       Since    1 Year    3 Years      Since
   December 31, 2001                                                               Inception 2                     Inception 2

 Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund1      (24.69)%  (19.91)%    (9.03)%   (24.69)%    (7.13)%   (2.15)%
-------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital International
   (`MSCI') EAFE[REGISTRATION MARK]  Index3                    (21.44)%  (14.39)%    (3.27)%   (21.44)%    (5.05)%   (0.76)%
 Lipper International Equity
   Funds Average4                                              (21.71)%   (6.08)%     2.86%    (21.71)%    (2.37)%    0.39%
-------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the MSCI EAFE[REGISTRATION MARK] Index closely enough to track its performance. The Fund concentrates its investments in securities of foreign issuers. Avariety of factors such as changes in the economic/political conditions and currency fluctuations in the international markets may affect the value of your investment in the Fund.
2 The Fund's inception date is August 22, 1997. Benchmark returns are for the periods beginning August 22, 1997 for the MSCI EAFE[REGISTRATION MARK] Index and August 31, 1997 for the Lipper International Equity Funds Average.
3 The EAFE[REGISTRATION MARK] Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. The MSCI EAFE[REGISTRATION MARK] Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. Benchmark returns do not reflect expenses that have been deducted from the Fund's return. A direct investment in an index is not possible.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
5 MSCI Europe Index is an unmanaged index representing the 16 developed markets of Europe.

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Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
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LETTER TO SHAREHOLDERS

--------------------------------------------------------------------------------
 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2001
 (percentages are based on total net assets of the Fund)
--------------------------------------------------------------------------------
   Vodafone Group PLC ..........................  2.34%
   BP Amoco PLC ................................  2.29
   GlaxoSmithKline PLC .........................  2.06
   Nokia Oyj ...................................  1.60
   HSBC Holdings PLC ...........................  1.44
   Royal Dutch Petroleum Co. ...................  1.42
   Novartis AG .................................  1.37
   Total Fina Elf SA ...........................  1.26
   Nestle SA ...................................  1.11
   Toyota Motor Corp. ..........................  0.98
--------------------------------------------------------------------------------


EUROPE
Regionally, Europe declined 19.90% in US dollar terms during the year, as measured by the MSCI Europe Index.

AS THE NEW YEAR OPENED, EUROPE APPEARED TO BE ISOLATED FROM THE US ECONOMIC SLOWDOWN, AS SECULAR CHANGES THERE UNDERPINNED MODEST REGIONAL GROWTH. HOWEVER, HEADLINE INFLATION REMAINED ABOVE THE EUROPEAN CENTRAL BANK'S TARGET, WHICH LED IT TO MAINTAIN INTEREST RATES UNTIL MAY, DESPITE PRESSURE FROM CORPORATIONS EARLIER IN THE YEAR TO SPUR INCREMENTALLY HIGHER ECONOMIC GROWTH.
[BULLET] Consumer confidence remained fairly robust in the face of personal income tax rate reductions and continued progress on unemployment. However, slowing Gross Domestic Product (`GDP') growth and corporate profitability concerns led to further deterioration in some highly valued growth names, particularly in the TMT sectors.
[BULLET] European markets were also hurt by a weak euro, though the currency showed some signs of stabilization toward the end of the year.
[BULLET] Sweden and Finland suffered poor performance for much of the year, weighed down primarily by their concentration of Telecommunications companies. The fourth-quarter rally did, however, see a significant rebound in these markets.




PACIFIC BASIN
The Pacific Basin suffered continued losses over the year. While the MSCI Pacific ex-Japan Index1 declined by 9.88% over the year, the MSCI Japan Index2 plummeted 29.40% over the annual period.

JAPANESE EQUITY MARKETS FELT THE IMPACT OF DECLINING ECONOMIC ACTIVITY, A WEAKENING YEN, AN UNCERTAIN POLITICAL ENVIRONMENT, AND PERSISTENT DEFLATION.
[BULLET] The ongoing weakness of the Japanese financial system was a key concern. Banks remained burdened by significant loan losses, exacerbated by each downturn in economic activity.
[BULLET] The resignation of Prime Minister Mori and the election of Junichiro Koizumi as Prime Minister led to increased optimism that the Japanese economy could be on the cusp of change. Koizumi ran on promises of reform and stabilization of the yen.
[BULLET] Such optimism was encouraged by the Bank of Japan's return on February 28th to a zero interest rate policy, which had been prematurely abandoned in August 2000.
[BULLET] The yen continued to decline through the end of the year, with negative impact for US-domiciled investors. While Japan's equity markets posted a modest gain in local currency terms for the fourth quarter, they lost value in US dollars. Japan was one of only two markets (the other being Austria) to lose value in US dollar terms during the fourth quarter global rally.

MANAGER OUTLOOK
As an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE[REGISTRATION MARK] Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.



--------------------------------------------------------------------------------
1 MSCI Pacific ex-Japan Index is an unmanaged index that reflects the performance of securities listed on the stock exchanges of four countries in the Pacific region, excluding Japan.
2 MSCI Japan Index is an unmanaged index of equity securities listed on the Tokyo Stock Exchange.

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Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
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LETTER TO SHAREHOLDERS



In our view, clear signs of an economic slowdown remain evident around the globe and the key issue to monitor is when the inevitable recovery will occur. We believe that leading indicators may begin to signal a recovery for 2002. Not only do the dynamics of the leading indicators themselves support this view but so, too, do the forces that led to the downturn in the first place--namely, higher interest rates and energy prices, both of which have gone into reverse.

In Europe, there is mounting evidence that the impact of the US and global economic slowdown is being felt in its industrial production and external trade balance. While Europe as a region has struggled of late, global monetary easing, inventory adjustments, tax reductions and abating inflation are expected to help boost corporate profitability. Fortunately, central bankers in Europe still have considerable reserves of ammunition to re-stimulate demand going forward, especially if the economy slows more than expected and inflation moves below 2% in 2002.

The situation in Japan remains a concern for many fundamental reasons. Primarily, we are skeptical that Prime Minister Koizumi can deliver on his reform program. Our outlook for the Japanese Financial sector is especially cautious, as Japanese banks are still in the process of writing off bad loans and continue to own cross shareholdings in each other. (Cross shareholding is a traditional practice under which companies hold each other's shares through a subsidiary, affiliated company and/or business partner.) Elsewhere in Asia, we believe Hong Kong may be the prime beneficiary of lower US interest rates, but Australia, New Zealand and Singapore are close to fair value.

We appreciate your support of Deutsche VIT EAFE[REGISTRATION MARK] Equity Index Fund, and we look forward to serving your investment needs for many years to come.

/S/ SIGNATUTRE

James A. Creighton
Chief Investment Officer--Global Indexing
DEUTSCHE VIT EAFE[REGISTRATION MARK]  EQUITY INDEX FUND
December 31, 2001

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Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
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PERFORMANCE COMPARISON 1

[GRAPHICS OMITTED]
Edgar Representation of Data Points Used in Printed Graphic as Follows:
                                                            Lipper International
                Deutsche VIT EAFE(R)                            Equity Funds
                Equity Index Fund      MSCI EAFE(R)Index 3        Average 4
   8/22/97           $10000                $10000                 $10000
   9/30/97            10160                 10216                  10625
   10/31/97            9350                  9430                   9817
   11/30/97            9270                  9334                   9731
   12/31/97            9340                  9415                   9813
   1/31/98             9790                  9846                  10054
   2/28/98            10390                 10478                  10719
   3/31/98            10700                 10800                  11275
   4/30/98            10790                 10886                  11429
   5/31/98            10730                 10832                  11441
   6/30/98            10920                 10915                  11353
   7/31/98            10960                 11025                  11526
   8/31/98             9730                  9659                   9878
   9/30/98             9490                  9362                   9520
   10/31/98           10410                 10338                  10231
   11/30/98           10930                 10867                  10762
   12/31/98           11358                 11296                  11098
   1/31/99            11388                 11262                  11193
   2/28/99            11073                 10994                  10890
   3/31/99            11541                 11452                  11261
   4/30/99            11998                 11916                  11773
   5/31/99            11337                 11302                  11275
   6/30/99            11825                 11743                  11859
   7/31/99            12140                 12092                  12259
   8/31/99            12231                 12136                  12284
   9/30/99            12292                 12259                  12334
   10/31/99           12780                 12719                  12813
   11/30/99           13278                 13160                  13818
   12/31/99           14493                 14342                  15526
   1/31/00            13470                 13431                  14646
   2/29/00            13917                 13792                  15618
   3/31/00            14386                 14328                  15649
   4/30/00            13576                 13574                  14622
   5/31/00            13246                 13243                  14125
   6/30/00            13672                 13761                  14754
   7/31/00            13107                 13184                  14229
   8/31/00            13214                 13299                  14460
   9/30/00            12510                 12651                  13623
   10/31/00           12212                 12352                  13110
   11/30/00           11690                 11889                  12539
   12/31/00           12079                 12313                  13001
   1/31/01            12035                 12317                  13037
   2/28/01            11081                 11397                  12068
   3/31/01            10311                 10622                  11170
   4/30/01            11038                 11350                  11901
   5/31/01            10604                 10930                  11585
   6/30/01            10116                 10514                  11198
   7/31/01             9888                 10323                  10883
   8/31/01             9606                 10062                  10629
   9/30/01             8674                  9042                   9480
   10/31/01            8782                  9274                   9745
   11/30/01            9097                  9616                  10127
   12/31/01            9097                  9673                  10286

-----------------------------------------------------------------------------------------------------------------------
                                                                                 AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                                             1 Year    3 Years                 Since
   December 31, 2001                                                                                       Inception 2
-----------------------------------------------------------------------------------------------------------------------
 Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund                   (24.69)%    (7.13)%               (2.15)%
-----------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawals, so no adjustments are made for income taxes. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is August 22, 1997. Benchmark returns are for the periods beginning August 22, 1997 for the MSCI EAFE[REGISTRATION MARK] Index and August 31, 1997 for the Lipper International Equity Funds Average.
3 The MSCI EAFE[REGISTRATION MARK] Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far East. A direct investment in an index is not possible.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

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Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
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SCHEDULE OF INVESTMENTS December 31, 2001


     SHARES SECURITY                             VALUE

            COMMON STOCKS--87.54%
            Australia--3.12%
     11,568 Amcor Ltd. ................... $    42,339
     14,811 AMP Ltd. .....................     139,804
      7,327 Aristocrat Leisure Ltd. ......      24,754
      9,426 Australia and New Zealand
              Banking Group Ltd. .........      85,929
      7,114 Australian Gas and Light Co., Ltd.  33,076
      2,465 Boral Ltd. ...................       4,151
     15,041 Brambles Industries Ltd. .....      80,073
     47,582 Broken Hill Proprietary Co., Ltd.  255,745
     10,149 Coca Cola Amatil Ltd. ........      31,072
     15,793 Coles Myer Ltd. ..............      67,908
     15,501 Commonwealth Bank of Australia     237,567
      7,797 Computershare Ltd. ...........      21,073
      2,598 CSL Ltd. .....................      68,476
     13,833 CSR Ltd. .....................      48,080
      7,567 ERG Ltd.1 ....................       2,130
     31,707 Foster's Brewing Group Ltd. ..      78,880
     26,647 General Property Trust .......      38,602
      2,508 Gio Australia Reinsurance Note1         --
      3,797 James Hardie Industries NV ...      11,648
      7,650 Lend Lease Corp., Ltd. .......      51,103
     12,319 Macquarie Infrastructure Group      22,071
     13,727 Mayne Nickless Ltd. ..........      48,344
      6,458 Mirvac Group .................      12,793
     19,217 National Australia Bank Ltd. .     313,405
     23,180 News Corp., Ltd. .............     185,364
     25,717 Normandy Mining Ltd. .........      23,827
      3,877 Onesteel Ltd.1 ...............       2,191
      1,317 Orica Ltd. ...................       4,861
      4,100 Pacific Dunlop Ltd. ..........       2,162
      1,080 Paperlinx Ltd. ...............       2,693
     10,133 QBE Insurance Group Ltd. .....      39,836
      4,850 Rio Tinto Ltd. ...............      92,370
     11,739 Santos Ltd. ..................      37,256
     10,174 Southcorp Holdings Ltd. ......      39,320
     11,036 Stockland Trust Group ........      24,405
      6,724 Suncorp-Metway Ltd. ..........      48,290
      5,506 TABCORP Holdings Ltd. ........      27,734
     63,791 Telstra Corp., Ltd. ..........     177,637
      5,613 Wesfarmers Ltd. ..............      89,041
      4,247 Westfield Holdings Ltd. ......      36,640
        892 Westfield Trust ..............       1,552
     25,091 Westfield Trust Ltd. .........      44,491
     21,691 Westpac Banking Corp., Ltd. ..     174,933
     17,245 WMC Ltd. .....................      84,506
     13,490 Woolworths Ltd. ..............      77,616
                                           -----------
                                             2,935,748
                                           -----------

     SHARES SECURITY                             VALUE

            AUSTRIA--0.12%
        430 Erste Bank Der Oesterreichischen
              Sparkassen AG .............. $    22,857
        330 Flughaffen Wien AG ...........       8,815
        290 Oesterreichische
              Elektrizitaetswirtschafts AG--A   21,690
        280 OMV AG .......................      23,465
      1,819 Telekom Austria AG1 ..........      15,078
         70 VA Technologie AG ............       1,539
      1,070 Wienerberger Baustoffindustrie AG   15,005
                                           -----------
                                               108,449
                                           -----------
            BELGIUM--1.00%
      2,109 AGFA Gevaert NV ..............      28,524
         76 Barco NV .....................       2,666
        300 Bekaert NV ...................      11,558
        419 Colruyt SA ...................      18,280
        878 Delhaize Le Lion SA ..........      45,693
      4,911 Dexia1 .......................      70,618
        545 Electrabel SA ................     113,550
     11,880 Fortis .......................     308,339
      1,008 Fortis B-Strip VVPR1 .........           9
      1,429 Groupe Bruxelles Lambert SA ..      75,132
      2,068 Interbrew1 ...................      56,620
      2,496 KBC Bancassurance Holding ....      83,784
         25 S.A. D'Ieteren NV ............       4,118
        957 Solvay SA ....................      57,644
      1,736 UCB SA .......................      70,283
                                           -----------
                                               946,818
                                           -----------
            DENMARK--0.75%
        200 Carlsberg AS--B1 .............       8,359
          9 D/S 1912--B ..................      61,434
          6 Dampskibsselskabet Svendborg AS     54,608
        762 Danisco AS ...................      27,285
      8,793 Danske Bank AS ...............     141,102
        265 Group 4 Falck AS .............      29,672
        485 H. Lundbeck AS ...............      12,487
        511 ISS International Service Systems
              AS--B1 .....................      25,151
        182 Navision Software AS1 ........       4,882
        500 NKT Holding AS ...............       6,437
      3,907 Novo-Nordisk1 ................     159,781
        575 Novozymes AS-B Shares1 .......      11,603
      2,505 Tele Danmark AS--B ...........      89,246
      1,513 Vestas Wind Systems AS .......      41,311
      1,154 William Demant AS ............      29,989
                                           -----------
                                               703,347
                                           -----------


See Notes to Financial Statements.
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Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



     SHARES SECURITY                             VALUE

            FINLAND--2.04%
      5,500 Fortum Oyj ................... $    23,261
      1,100 Hartwall Oyj .................      22,429
        500 Kesko Oyj ....................       4,585
        300 Kone Oyj--B ..................      22,170
      2,700 Metso Oyj ....................      28,367
     58,500 Nokia Oyj--A .................   1,508,441
      2,700 Outokumpu Oyj--A .............      28,488
        600 Pohjola Group Insurance Corp.       10,604
      4,200 Sampo Oyj--A .................      32,908
         50 SGL Carbon AG1 ...............       1,004
     11,600 Sonera Group Oyj .............      58,768
      3,800 Stora Enso Oyj - R SHS .......      48,654
      1,000 Tieto Corp.--B SHS1 ..........      26,489
      3,000 UPM-Kymmene Oyj ..............      99,500
        200 Wartsila Oyj--B ..............       3,704
                                           -----------
                                             1,919,372
                                           -----------
            FRANCE--8.92%
      2,818 Accor SA .....................     102,446
     14,852 Alcatel Alsthom ..............     253,898
        358 Altran Technologies SA .......      16,177
      9,254 Aventis SA ...................     657,104
     19,767 Axa ..........................     413,074
        244 BIC ..........................       8,334
      5,216 BNP Paribas ..................     466,743
      3,490 Bouygues .....................     114,353
      1,659 Cap Gemini Sogeti ............     119,796
      7,492 Carrefour Supermarche SA .....     389,569
        975 Casino Guichard Perrachon ....      75,222
      1,015 Compagnie de Saint Gobain ....     153,183
      1,453 Dassault Systemes SA .........      69,861
        891 Essilor International SA .....      26,933
      8,581 France Telecom SA ............     343,051
      1,867 Groupe Danone ................     227,740
      1,192 L'Air Liquide SA .............     167,053
      6,285 L'OREAL ......................     452,718
      1,749 LaFarge SA ...................     163,358
      1,878 Lagardere S.C.A. .............      78,590
      4,734 LVMH (Moet-Hennessy
            Louis Vuitton) ...............     192,628
      2,286 Michelin--B ..................      75,412
      1,064 Pechiney SA ..................      54,852
        594 Pernod Ricard ................      46,013
      1,314 Pinault-Printemps-Redoute SA .     169,176
      2,872 PSA Peugeot Citroen ..........     122,104
      1,269 Publicis SA ..................      33,614
        371 Sagem SA .....................      22,710
      6,975 Sanofi-Synthelabo SA .........     520,430
      2,359 Schneider Electric SA ........     113,422
      4,770 Societe Generale .............     266,930
      1,705 Sodexho Alliance SA ..........      72,884
     11,806 Suez Lyonnaise Des Eaux ......     357,401

     SHARES SECURITY                             VALUE


      2,040 Suez Lyonnaise des Eaux
            SA VVPR1 ..................... $        18
        181 Technip ......................      24,174
      2,044 Thomson CSF ..................      70,522
      8,302 Total Fina ELF SA ............   1,185,662
        468 Total Fina ELF SA-Strip VVPR1            4
        615 Unibail (Union du Credit-Bail
              Immobilier) ................      31,240
        600 Usinor Sacilor ...............       7,506
        444 Valeo SA .....................      17,711
      1,046 Vinci SA .....................      61,328
     12,122 Vivendi ......................     663,779
                                           -----------
                                             8,408,723
                                           -----------
            GERMANY--6.67%
        400 Adidas AG ....................      29,739
      2,466 Allianz AG ...................     582,950
      7,150 BASF AG ......................     266,425
      9,050 Bayer AG .....................     287,667
        805 Bayerische Hypo-und
             Vereinsbank AG ..............      24,678
      4,846 Bayerische Hypo-und
             Vereinsbank AG ..............     147,349
        850 Beiersdorf AG ................      95,662
        350 Continental AG ...............       4,628
     12,187 DaimlerChrysler AG1 ..........     521,934
      7,177 Deutsche Bank AG .............     506,746
      5,200 Deutsche Lufthansa AG ........      69,912
     32,079 Deutsche Telekom AG ..........     554,111
        800 Epcos AG1 ....................      41,313
        950 Fresenius Medical Care AG ....      58,787
        675 Heidelberger Zement AG .......      31,252
         50 Heidelberger Zement AG1 ......       2,337
         50 Heidelberger Zement AG VVPR1 .          --
      1,950 Infineon Technologies AG .....      39,847
        950 Karstadt AG ..................      37,218
      1,516 Linde AG .....................      61,686
      1,950 MAN AG .......................      41,322
      1,200 Merck KGaA ...................      44,127
      3,260 Metro AG .....................     114,654
      1,724 Muenchener Rueckversicherungs
              Gesellschaft AG ............     468,331
      2,593 Preussag AG ..................      63,721
      1,148 Prosieben Sat .1 Media AG ....       5,673
      1,470 Qiagen NV1 ...................      27,486
      5,600 RWE AG .......................     211,660
      3,300 SAP AG .......................     432,539
      2,650 Schering AG ..................     141,806
     11,000 Siemens AG ...................     733,092
      7,000 Thyssen AG ...................     102,589
      8,810 Veba AG ......................     458,102
        900 Volkswagen AG ................      27,766
      4,350 WCM Beteiligungs and
              Grundbesitz AG .............      47,252
                                           -----------
                                             6,284,361
                                           -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

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Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



     SHARES SECURITY                             VALUE

            GREECE--0.32%
      1,910 Alpha Bank A.E. .............. $    34,046
      1,300 Bank of Piraeus ..............      11,552
      1,330 Coca-Cola Hellenic Bottling
              Co., SA ....................      19,184
        900 Commercial Bank of Greece ....      29,730
      1,590 EFG Eurobank Ergasias ........      22,113
      2,170 Hellenic Petroleum SA ........      13,448
      3,300 Hellenic Telecommunications
              Organization SA (OTE) ......      53,770
        810 Intracom SA ..................      10,385
      2,340 National Bank of Greece SA ...      55,671
      2,570 Panafon Hellenic Telecom SA ..      13,272
        410 Titan Cement Company SA ......      14,588
      2,360 Viohalco, Hellenic Copper &
              Aluminum Industry SA .......      19,374
                                           -----------
                                               297,133
                                           -----------
            HONG KONG--1.69%
      2,000 ASM Pacific Technology Ltd. ..       3,937
     19,091 Bank of East Asia Ltd. .......      41,130
     38,000 Cathay Pacific Airways .......      48,731
     11,000 Cheung Kong (Holdings) Ltd. ..     114,262
     28,200 CLP Holdings Ltd. ............     107,587
     12,232 Esprit Holdings Ltd. .........      13,804
     16,700 Hang Seng Bank Ltd. ..........     183,644
     17,000 Henderson Land Development
             Co., Ltd. ...................      76,739
     58,783 Hong Kong & China Gas Co., Ltd.     71,991
     40,000 Hutchison Whampoa Ltd. .......     386,004
     46,000 Johnson Electric Holdings Ltd.      48,372
     35,000 Li & Fung Ltd. ...............      39,274
     19,301 New World Development Co., Ltd.     16,831
    175,860 Pacific Century CyberWorks Ltd.1    48,488
     24,000 Shangri-La Asia Ltd. .........      18,774
     22,301 Sino Land Co., Ltd. ..........       8,866
     24,191 Sun Hung Kai Properties Ltd. .     195,443
     15,500 Swire Pacific Ltd.--Class A ..      84,478
      6,000 Television Broadcasts Ltd. ...      26,007
     25,693 Wharf Holdings Ltd. ..........      62,768
                                           -----------
                                             1,597,130
                                           -----------
            IRELAND--0.75%
     11,159 Allied Irish Banks PLC .......     129,164
      7,214 Bank of Ireland ..............      68,278
      6,558 CRH PLC ......................     115,789
      4,245 Elan Corp. PLC1 ..............     196,542
     10,000 Hongkong Electric Holdings Ltd.     37,190
      2,733 Independent News & Media PLC .       5,110
        191 Iona Technologies PLC1 .......       3,954
      3,450 Irish Life & Permanent PLC ...      35,019
     15,340 Jefferson Smurfit Group PLC ..      33,463
      2,141 Kerry Group PLC--A ...........      26,021
      8,376 Ryanair Holdings PLC1 ........      52,950
                                           -----------
                                               703,480
                                           -----------

     SHARES SECURITY                             VALUE


            ITALY--3.59%
     14,988 Alitalia SPA1 ................ $    13,372
      1,585 Alleanza Assicurazioni .......      17,429
     14,430 Assicurazioni Generali .......     400,862
      2,922 Autogrill SPA ................      27,083
     14,872 Autostrade SPA ...............     103,285
     17,625 Banca de Roma SPA1 ...........      34,917
     58,199 Banca Intesa SPA .............     145,612
     15,852 Banca Nazionale del Lavoro1 ..      32,110
      2,010 Benetton Group SPA ...........      22,764
     28,312 Bipop-Carire SPA .............      46,888
      4,118 Bulgari SPA ..................      31,973
     38,825 Enel SPA .....................     218,821
     42,154 Eni SPA ......................     528,464
      4,544 Fiat SPA .....................      72,907
      2,400 Gruppo Editoriale L'Espresso SPA     7,180
      1,488 Italcementi SPA ..............      11,659
      3,862 Italgas SPA ..................      36,243
        795 La Rinascente SPA ............       2,768
     11,284 Mediaset SPA .................      82,486
      7,893 Mediobanca SPA ...............      88,409
      2,823 Mondadori (Arnoldo) Editore SPA     17,846
      3,588 Parmalat Finanziaria SPA .....       9,680
     24,347 Pirelli S.P.A. ...............      42,706
      7,397 Ras SPA ......................      87,134
     14,706 San Paolo-IMI SPA ............     157,781
     42,178 Seat Pagine Gialle SPA .......      34,062
     79,627 Telecom Italia Mobile SPA ....     444,531
     20,372 Telecom Italia RNC ...........     108,833
     40,107 Telecom Italia SPA ...........     342,819
      1,292 Tiscali SPA1 .................      11,711
     50,978 UniCredito Italiano SPA ......     204,707
                                           -----------
                                             3,387,042
                                           -----------
            JAPAN--17.80%
      2,000 77 Bank Ltd. .................       8,836
      1,600 Acom Co., Ltd. ...............     116,588
      1,200 Advantest Corp. ..............      67,938
        200 AIFUL Corp. ..................      12,941
      8,000 Ajinomoto Co., Inc. ..........      78,132
      2,000 Alps Electric Co. ............      13,582
      4,000 Amada Co., Ltd. ..............      15,871
        500 Aoyama Trading Co., Ltd. .....       4,769
     35,000 Asahi Bank Ltd. ..............      21,898
      6,000 Asahi Breweries Ltd. .........      53,975
     23,000 Asahi Chemical Industry Co., Ltd.   80,726
     12,000 Asahi Glass Co., Ltd. ........      70,960
      9,000 Bank of Fukuoka Ltd. .........      30,490
     17,000 Bank of Yokohama Ltd. ........      59,278
      1,400 Benesse Corp. ................      36,319
     11,000 Bridgestone Corp. ............     116,412
     11,000 Canon, Inc. ..................     378,529
      2,000 Casio Computer Co., Ltd. .....       8,668


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



     SHARES SECURITY                             VALUE

         19 Central Japan Railway Co. .... $   122,936
      4,100 Chubu Electric Power Co., Inc.      73,829
      4,000 Chugai Pharmaceutical Co., Ltd.     46,360
      3,900 Chuo Mitsui Trust and Bank Co.       3,868
      2,000 Citizen Watch Co., Ltd. ......       9,965
      1,300 Credit Saison Co., Ltd. ......      25,294
      1,400 CSK Corp. ....................      32,794
     10,000 Dai Nippon Printing Co., Ltd.       99,954
      5,000 Daiei, Inc.1 .................       2,823
      3,000 Daiichi Pharmaceutical Co., Ltd.    58,370
      3,000 Daikin Industries Ltd. .......      47,040
     11,000 Dainippon Ink & Chemicals, Inc.     15,695
      2,000 Daito Trust Construction Co., Ltd.  30,597
     17,000 Daiwa Bank Holdings, Inc.1 ...      10,636
      8,000 Daiwa House Industry Co., Ltd.      45,658
     17,000 Daiwa Securities Co., Ltd. ...      89,371
     11,000 Denso Corp. ..................     145,704
         42 East Japan Railway Co. .......     202,854
      5,000 Ebara Corp. ..................      30,139
      4,000 Eisai Co., Ltd. ..............      99,496
      2,200 Fanuc Ltd. ...................      93,667
        200 Fast Retailing Co., Ltd. .....      17,793
        500 Fuji Machine Manufacturing
              Co., Ltd. ..................       6,524
      6,000 Fuji Photo Film Co. ..........     214,253
        600 Fuji Soft ABC, Inc. ..........      23,897
          7 Fuji Television Network, Inc.       28,254
      7,000 Fujikura Ltd. ................      26,278
      1,000 Fujisawa Pharmaceutical Co., Ltd.   23,043
     22,000 Fujitsu Ltd. .................     160,140
      8,000 Furukawa Electric Co., Ltd. ..      42,484
      4,000 Gunma Bank Ltd. ..............      18,312
        600 Hirose Electric Co., Ltd. ....      40,882
     37,000 Hitachi Ltd.1 ................     271,021
      3,000 Hitachi Zosen Corp. ..........       1,396
     10,000 Honda Motor Co., Ltd. ........     399,054
      1,000 House Foods Corp. ............       8,202
      1,700 Hoya Corp. ...................     101,564
      4,000 Isetan Company Ltd. ..........      40,989
     17,000 Ishikawajima-Harima Heavy
              Industries Co., Ltd. .......      26,461
      5,000 Ito-Yokado Co., Ltd. .........     225,851
     24,000 Itochu Corp. .................      54,204
     23,000 Japan Airlines Co., Ltd. .....      55,105
     19,000 Japan Energy Corp. ...........      21,311
         17 Japan Tobacco, Inc. ..........     107,012
      2,000 JGC Corp. ....................      14,757
      3,000 Joyo Bank Ltd. ...............       8,309
      4,000 JUSCO Co. ....................      90,340
     15,000 Kajima Corp. .................      40,745
     10,300 Kansai Electric Power Co., Inc.    147,513
      7,000 Kao Corp. ....................     145,544
     25,000 Kawasaki Heavy Industries Ltd.      22,890
     49,000 Kawasaki Steel Corp. .........      49,725

     SHARES SECURITY                             VALUE

      9,000 Keihin Electric Express
              Railway Co., Ltd. .......... $    34,061
      6,000 Keneka Corp. .................      36,579
        100 Keyence Corp. ................      16,626
      2,000 Kinden Corp. .................       9,354
     26,630 Kinki Nippon Railway .........      85,340
     11,000 Kirin Brewery Co., Ltd. ......      78,643
      1,000 Kokuyo Co., Ltd. .............       8,393
     13,000 Komatsu Ltd. .................      46,521
      1,800 Konami Co., Ltd. .............      53,426
      5,000 Konica Corp. .................      29,414
     19,000 Kubota Corp. .................      49,870
      6,000 Kuraray Co., Ltd. ............      38,318
      2,000 Kurita Water Industries Ltd. .      24,828
      2,200 Kyocera Corp. ................     143,522
      2,000 Kyowa Hakko Kogyo Co., Ltd. ..       9,492
      2,000 Kyushu Electric Power Co., Inc.     28,811
     20,000 Marubeni Corp.1 ..............      12,056
      5,000 Marui Co., Ltd. ..............      59,133
     24,000 Matsushita Electric Industrial
             Co., Ltd. ...................     308,195
      2,000 Matsushita Electric Works Ltd.      16,466
      7,000 Meiji Seika Kaisha Ltd. ......      28,041
      7,000 Minabea Co., Ltd. ............      37,708
     29,000 Mitsubishi Chemical Corp. ....      61,735
     16,000 Mitsubishi Corp. .............     103,891
     24,000 Mitsubishi Electric Corp. ....      92,843
     16,000 Mitsubishi Estate Co., Ltd. ..     117,076
     40,000 Mitsubishi Heavy Industries Ltd.   106,821
     18,000 Mitsubishi Materials Corp. ...      24,584
      8,000 Mitsubishi Rayon Co., Ltd. ...      20,937
         57 Mitsubishi Tokyo Financial
              Group, Inc. (MTFG)1 ........     382,291
     20,000 Mitsui & Co. .................      99,039
     12,000 Mitsui Fudosan Co., Ltd. .....      91,561
     18,810 Mitsui Marine and Fire
              Insurance Co., Ltd. ........      88,266
      8,000 Mitsui Mining & Smelting Co.,
              Ltd.                              26,248
      9,000 Mitsukoshi Ltd.1 .............      25,271
         95 Mizuho Holdings, Inc. ........     193,537
      3,100 Murata Manufacturing Co., Ltd.     185,915
        200 Namco Ltd. ...................       3,815
     19,000 NEC Corp. ....................     193,827
      5,000 NGK Insulators Ltd. ..........      37,044
      2,000 NGK Spark Plug Co., Ltd. .....      14,406
        400 Nidec Corp. ..................      21,059
     10,000 Nikko Cordial Corp. ..........      44,636
      5,000 Nikon Corp. ..................      38,494
      1,500 Nintendo Co., Ltd. ...........     262,666
      2,000 Nippon Comsys Corp. ..........      10,697
     14,000 Nippon Express Co., Ltd. .....      47,535
      4,000 Nippon Meat Packers, Inc. ....      42,423
     19,000 Nippon Mitsubishi Oil Corp. ..      72,486


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


     SHARES SECURITY                             VALUE

      6,000 Nippon Sheet Glass Co., Ltd. .  $   18,953
     81,000 Nippon Steel Corp. ...........     116,809
        100 Nippon Telegraph & Telephone Corp. 325,805
         16 Nippon Unipac Holding ........      71,418
     17,000 Nippon Yusen Kabushiki Kaisha       51,236
     41,000 Nissan Motor Co., Ltd.1 ......     217,420
      3,000 Nisshin Flour Milling Co., Ltd.1    18,083
      2,000 Nissin Food Products Co., Ltd.      39,066
      2,000 Nitto Denko Corp. ............      46,238
     23,000 Nomura Securities Co., Ltd. ..     294,827
      9,000 NSK Ltd. .....................      31,039
         12 NTT Data Corp. ...............      42,667
         25 NTT DoCoMo, Inc. .............     293,759
     11,000 Obayashi Corp. ...............      31,222
     14,000 Oji Paper Co., Ltd. ..........      55,654
      3,000 Olympus Optical Co., Ltd. ....      43,148
      3,000 Omron Corp. ..................      40,058
      2,000 Onward Kashiyama Co., Ltd. ...      19,197
      1,200 Oriental Land Co., Ltd. ......      82,497
      1,100 Orix Corp. ...................      98,535
     30,000 Osaka Gas Co., Ltd. ..........      71,647
      2,000 Pioneer Corp. ................      43,644
      1,600 Promise Co., Ltd. ............      86,556
      4,000 Ricoh Co., Ltd. ..............      74,470
      1,400 Rohm Co., Ltd. ...............     181,703
      5,000 Sankyo Co., Ltd. .............      85,648
      1,000 Sanrio Co., Ltd. .............       7,897
     21,000 Sanyo Electric Co., Ltd. .....      99,184
      3,000 Secom Co., Ltd. ..............     150,618
      1,400 Sega Enterprises Ltd.1 .......      27,934
      3,000 Sekisui Chemical Co., Ltd. ...       7,897
      8,000 Sekisui House Ltd. ...........      57,989
      3,000 Seven-Eleven Japan Co., Ltd. .     109,416
     12,000 Sharp Corp. ..................     140,363
        600 Shimamura Co., Ltd. ..........      35,251
      2,000 Shimano, Inc. ................      22,738
     10,000 Shimizu Corp. ................      33,878
      5,000 Shin-Etsu Chemical Co., Ltd. .     179,689
      4,000 Shionogi & Co., Ltd. .........      68,366
      6,000 Shiseido Co., Ltd. ...........      55,440
     12,000 Shizuoka Bank Ltd. ...........      90,829
     17,000 Showa Denko K.K.1 ............      18,160
      6,000 Showa Shell Sekiyu K.K. ......      31,863
      2,000 Skylark Co., Ltd.                   33,572
        700 SMC Corp. ....................      71,250
      3,900 Softbank Corp. ...............      63,086
     10,800 Sony Corp. ...................     493,606
     58,000 Sumitomo Bank Ltd. ...........     245,613
     21,000 Sumitomo Chemical Co., Ltd. ..      71,303
     14,000 Sumitomo Corp. ...............      64,200
     10,000 Sumitomo Electric Industries .      69,815
      4,000 Sumitomo Heavy Industries Ltd.       2,136

     SHARES SECURITY                             VALUE

     14,000 Sumitomo Metal Industries ....   $   4,486
      6,000 Sumitomo Metal Mining Co. ....      20,006
      3,000 Sumitomo Osaka Cement Co., Ltd.      4,372
      4,000 Sumitomo Trust and Banking
              Co., Ltd. ..................      16,237
     17,000 Taiheiyo Cement Corp. ........      25,813
     16,000 Taisei Corp. .................      34,671
      4,000 Taisho Pharmaceutical Co. ....      62,872
      2,000 Taiyo Yuden Co., Ltd. ........      30,291
      2,000 Takara Shuzo Co., Ltd. .......      16,817
      4,000 Takashimaya Co., Ltd. ........      23,592
     10,000 Takeda Chemical Industries ...     452,465
      1,600 Takefuji Corp. ...............     115,733
     13,000 Teijin Ltd. ..................      49,893
      2,500 Terumo Corp. .................      32,390
      1,000 TIS, Inc. ....................      23,882
      9,000 Tobu Railway Co., Ltd. .......      23,691
        100 Toho Co. .....................      10,819
      7,500 Tohoku Electric Power Co. ....     102,892
     19,000 Tokio Marine & Fire Insurance
              Co., Ltd. ..................     138,883
      1,000 Tokyo Broadcasting System, Inc.     15,184
     15,900 Tokyo Electric Power Co., Ltd.     338,479
      2,300 Tokyo Electron Ltd. ..........     112,841
     31,000 Tokyo Gas Co., Ltd. ..........      83,023
     15,000 Tokyu Corp. ..................      45,208
      9,000 Toppan Printing Co., Ltd. ....      83,023
     19,000 Toray Industries, Inc. .......      45,956
     38,000 Toshiba Corp. ................     130,475
      6,000 Tosoh Corp. ..................      11,674
      4,000 Tostem Corp. .................      54,113
      6,000 Toto Ltd. ....................      28,613
      3,000 Toyo Seikan Kaisha ...........      38,318
     11,000 Toyobo Co., Ltd. .............      13,765
     36,400 Toyota Motor Corp. ...........     922,082
        200 Trans Cosmos .................       5,204
         19 UFJ Holdings, Inc.1 ..........      41,897
        300 Uni-Charm Corp. ..............       6,272
      3,000 Uny Co., Ltd. ................      30,490
      3,000 Wacoal Corp. .................      23,897
          9 West Japan Railway Co. .......      40,241
        700 World Co., Ltd. ..............      21,097
      4,000 Yakult Honsha Co., Ltd. ......      29,910
      1,000 Yamaha Corp. .................       7,401
      4,000 Yamanouchi Pharmaceutical
              Co., Ltd. ..................     105,601
      5,000 Yamato Transport Co., Ltd. ...      94,232
      4,000 Yamazaki Baking Co., Ltd. ....      21,944
      4,000 Yasuda Fire & Marine
              Insurance Co., Ltd. ........      22,890
      2,000 Yokogawa Electric Corp. ......      15,947
                                           -----------
                                            16,773,689
                                           -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


     SHARES SECURITY                             VALUE

            NETHERLANDS--5.03%
     18,159 ABN AMRO Holdings NV .........  $  292,485
     14,368 AEGON NV .....................     388,905
      3,701 Akzo Nobel NV ................     165,259
      5,904 ASM Lithography Holding NV1 ..     102,612
      2,780 Buhrmann NV ..................      30,520
      8,879 Elsevier NV ..................     104,987
      2,323 Getronics NV .................       7,529
      1,876 Hagemeyer NV .................      35,077
      3,830 Heineken NV ..................     145,238
     23,203 ING Groep NV .................     591,686
      9,859 Koninklijke Ahold NV1 ........     286,872
     20,442 Koninklijke KPN NV ...........     103,928
        162 Oce NV .......................       1,626
     16,552 Philips Electronics NV .......     491,938
     26,326 Royal Dutch Petroleum Co. ....   1,333,739
      5,048 TNT Post Group NV1 ...........     109,219
      7,182 Unilever NV-CVA ..............     421,090
      1,247 VNU NV .......................      38,316
      3,816 Wolters Kluwer NV-CVA ........      86,981
                                           -----------
                                             4,738,007
                                           -----------
            NEW ZEALAND--0.07%
      6,498 Carter Holt Harvey Ltd. ......       4,600
      3,488 Contact Energy Ltd. ..........       5,781
     23,703 Telecom Corp. of New Zealand Ltd.   49,350
      3,806 The Warehouse Group Ltd. .....      10,460
                                           -----------
                                                70,191
                                           -----------
            NORWAY--0.45%
        300 Bergesen d.y. ASA--A .........       5,318
      8,050 DNB Holding ASA ..............      36,259
        300 Elkem ASA ....................       5,017
        800 Frontline LTD1 ...............       8,295
        350 Gjensidige NOR Sparebank .....      10,614
        267 Kvaerner ASA1 ................         257
        469 Kvaerner ASA A Shares Rights1           34
        400 Merkantildata ASA1 ...........         473
      2,700 Norsk Hydro ASA ..............     113,186
      1,600 Norske Skogindustrier ASA `A Free   30,058
        120 Opticom ASA1 .................       4,923
      3,164 Orkla ASA--A .................      53,619
      1,700 Petroleum Geo-Services ASA1 ..      13,173
        350 Schibsted ASA ................       3,375
      5,800 Statoil ASA1 .................      39,769
      4,250 Storebrand ASA--A1 ...........      24,640
        900 Tandberg ASA1 ................      20,069
      8,050 Telenor ASA1 .................      34,644
      2,550 Tomra Systems ASA ............      24,450
                                           -----------
                                               428,173
                                           -----------

     SHARES SECURITY                             VALUE

            PORTUGAL--0.42%
     25,910 Banco Commercial Portuguese,
              SA (BCP) ................... $   104,967
      2,381 Banco Espirito Santo, SA (BES)      30,676
      6,356 BPI-SGPS, SA (Banco BPI) .....      12,790
      6,760 Brisa Auto Estradas de
              Portugal, SA ...............      28,650
      1,598 Cimpor-Cimentos de Portugal, SA     28,030
     29,747 Electricidade de Portugal, SA       64,626
        400 Jeronimo Martins, SGPS, SA ...       3,294
     13,992 Portugal Telecom, SA .........     109,009
     20,735 Sonae SGPS, SA ...............      14,954
                                           -----------
                                               396,996
                                           -----------
            SINGAPORE--0.84%
     25,250 Capitaland Ltd. ..............      25,571
     14,000 Chartered Semiconductor
              Manufacturing Ltd.1 ........      37,151
     10,000 City Developments Ltd. .......      32,765
      1,000 Creative Technology Ltd. .....       8,015
     16,349 DBS Land Ltd. ................     122,186
      4,000 Fraser & Neave Ltd. ..........      16,464
     11,000 Keppel Corp., Ltd. ...........      16,918
      7,000 Neptune Orient Lines Ltd.1 ...       3,677
     14,294 Oversea-Chinese Banking
              Corp., Ltd. ................      85,152
      4,000 Overseas Union Enterprises Ltd.     13,864
     27,000 Sembcorp Industries Ltd. .....      23,396
     13,000 Singapore Airlines Ltd. ......      77,444
      5,048 Singapore Press Holdings Ltd.       59,597
     35,000 Singapore Technologies
              Engineering Ltd. ...........      44,544
     89,000 Singapore Telecommunications Ltd.   84,831
     16,168 United Overseas Bank Ltd. ....     111,202
      4,000 Venture Manufacturing
              (Singapore) Ltd. ...........      28,811
                                           -----------
                                               791,588
                                           -----------
            SPAIN--2.84%
      1,161 Acerinox, SA .................      38,816
        493 ACS, Actividades de Construction y
              Servicios, SA ..............      12,027
         26 Aguas de Barcelona SA ........         317
      1,724 Aguas de Barcelona SA ........      21,490
      4,745 Altadis SA ...................      80,694
      3,283 Autopistas Concesionaria
              Espanola SA ................      32,710
     39,611 Banco Bilbao Vizcaya SA ......     490,235
     53,938 Banco Santander Central
              Hispano SA .................     451,917
     12,467 Endesa SA ....................     195,033
      1,355 Fomento de Construcciones y
              Contratas SA ...............      28,050
      3,662 Gas Natural SDG SA ...........      60,972
        933 Grupo Dragados SA ............      12,486
     10,616 Iberdrola SA .................     138,192


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001

     SHARES SECURITY                             VALUE

      2,816 Industria de Diseno Textil SA1  $   53,681
     13,619 Repsol SA ....................     198,625
      3,356 Sol Melia, SA ................      25,518
     55,011 Telefonica SA ................     736,177
      1,688 Terra Networks SA1 ...........      13,827
      3,530 Union Electrica Fenosa SA ....      57,140
      2,126 Vallehermoso SA ..............      13,232
      2,427 Zeltia SA ....................      18,887
                                           -----------
                                             2,680,026
                                           -----------
            SWEDEN--2.14%
      2,812 ABB Ltd. .....................      27,075
      4,500 ASSA Abloy AB--B .............      64,778
      1,728 Atlas Copco AB--A ............      38,630
      1,000 Atlas Copco AB--B ............      21,021
        600 Drott AB1 ....................       6,178
      5,200 Electrolux AB--Ser B .........      77,581
      3,800 Gambro AB--A .................      23,728
      8,300 Hennes & Mauritz AB-B ........     171,702
      1,100 Modern Times Group Management
              AB--B1 .....................      24,224
     33,252 Nordea AB ....................     175,933
        900 Om AB ........................      11,840
      3,600 Sandvik AB--A ................      77,047
      4,400 Securitas AB--B ..............      83,472
     12,600 Skandia Forsakrings AB .......      91,290
      8,600 Skandinaviska Enskilda Bank--A      78,296
      5,900 Skanska AB--B ................      38,528
        600 SKF AB--B ....................      11,783
      1,200 Ssab Svenskt Stal AB--A ......      11,726
      2,466 Svenska Cellulosa AB--B ......      67,470
      7,900 Svenska Handelsbanken--A .....     115,981
      6,000 Swedish Match AB .............      31,745
      1,400 Tele2 AB--B1 .................      50,450
    100,000 Telefonaktiebolaget LM Ericsson
              AB--B ......................     543,391
     16,600 Telia AB1 ....................      73,903
      1,930 Volvo AB--A ..................      31,186
      3,920 Volvo AB--B ..................      65,771
      2,500 WM-Data AB--B ................       6,268
                                           -----------
                                             2,020,997
                                           -----------
            SWITZERLAND--6.74%
     13,344 ABB Ltd. .....................     128,594
      1,900 Adecco SA ....................     103,280
        300 Ascom Holding AG .............       5,285
        200 Charles Voegele Holding AG ...       7,679
      2,400 Compagnie Financiere
              Richemont AG1 ..............      44,595
     14,240 Credit Suisse Group1 .........     607,239
         56 Givaudan1 ....................      17,067
        415 Holcim Ltd.--B ...............      89,484
        640 Kudelski SA--Bearer1 .........      37,391

     SHARES SECURITY                             VALUE

         80 Lonza AG ..................... $    52,280
      4,910 Nestle SA--Registered ........   1,046,889
     35,800 Novartis AG--Registered ......   1,293,750
      1,400 Roche Holding AG--Bearer .....     114,679
      8,900 Roche Holding AG--Genusss ....     635,220
         50 SGS Societe Generale de Surveillance
              Holding SA .................       8,026
      8,907 STMicroelectronics1 ..........     285,898
         70 Sulzer AG ....................      10,751
        140 Sulzer Medica AG .............       5,903
        600 Swatch Group AG--B1 ..........      53,936
      1,900 Swatch Group AG1 .............      37,650
      3,700 Swiss Reinsurance1 ...........     372,164
        680 Swisscom AG ..................     188,401
      1,578 Syngenta AG1 .................      81,738
         30 Synthes-Stratec, Inc. ........      20,888
     16,480 UBS AG1 ......................     831,797
        240 Unaxis Holding AG ............      25,875
      1,036 Zurich Financial Services AG .     243,043
                                           -----------
                                             6,349,502
                                           -----------
            UNITED KINGDOM--22.24%
      8,389 3i Group PLC .................     104,940
      3,101 Airtours PLC .................      11,283
      2,835 AMEC PLC .....................      16,298
     10,296 Amvescap PLC .................     148,501
     16,006 ARM Holdings PLC1 ............      83,630
     16,868 AstraZeneca PLC ..............     760,556
      4,842 AstraZeneca PLC ..............     222,028
        525 AWG PLC ......................       4,126
     13,646 BAA PLC ......................     109,332
     30,323 BAE Systems PLC ..............     136,590
     20,652 Barclays PLC .................     683,801
     11,784 Bass PLC .....................     116,624
      8,159 BBA Group PLC ................      33,605
      2,342 Berkeley Group PLC (The) .....      24,082
     46,328 BG Group PLC .................     188,794
     14,372 BHP Billiton PLC .............      73,001
      6,394 BOC Group PLC ................      98,643
     12,225 Boots Co. PLC ................     103,997
    278,209 BP Amoco PLC .................   2,162,214
     10,041 Brambles Industries PLC1 .....      49,687
     14,959 British Airways PLC ..........      42,454
     25,534 British American Tobacco PLC .     216,472
      9,049 British Land Co. PLC .........      61,504
     17,558 British Sky Broadcasting
              Group PLC1 .................     193,189
    106,577 BT Group PLC .................     392,437
        667 BTG PLC1 .....................       7,300
      6,788 Bunzl PLC ....................      43,469
     17,229 Cable & Wireless PLC .........      82,874
     26,973 Cadbury Schweppes PLC ........     171,945
      9,604 Canary Wharf Group PLC1 ......      62,306


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


     10,418 Capita Group PLC1 ............ $    74,334
      8,403 Carlton Communications PLC ...      29,719
      3,570 Celltech Group PLC ...........      45,412
     53,125 Centrica PLC1 ................     171,648
     27,936 CGNU PLC .....................     343,564
     16,905 Chubb PLC1 ...................      42,318
      7,386 CMG PLC ......................      26,122
     28,347 Compass Group PLC ............     212,471
     27,336 Corus Group PLC ..............      28,645
      1,426 De La Rue PLC ................       9,360
     42,277 Diageo PLC ...................     483,014
     24,318 Dixons Group PLC .............      83,173
      6,254 Electrocomponents PLC ........      48,788
     13,390 EMI Group PLC ................      69,572
      5,106 Exel PLC .....................      58,336
      5,045 FKI PLC ......................      13,584
     12,584 GKN PLC ......................      48,535
     77,335 Glaxo Smith Kline PLC1 .......   1,939,312
     43,846 Granada Compass1 .............      91,573
     13,585 Great Universal Stores PLC ...     127,528
      2,520 Hammerson PLC ................      16,266
     11,961 Hanson PLC ...................      82,515
     25,225 Hays PLC .....................      76,363
     44,135 HBOS PLC .....................     511,308
     23,912 Hilton Group PLC .............      73,432
    115,933 HSBC Holdings PLC ............   1,359,967
     12,039 Imperial Chemical Industries PLC    66,407
      4,369 Imperial Tobacco Group PLC ...      57,610
     15,240 International Power PLC ......      44,916
     49,461 Invensys PLC .................      85,844
      3,380 Johnson Matthey PLC ..........      46,930
      6,155 Kidde PLC1 ...................       6,002
     17,663 Kingfisher PLC ...............     103,085
      8,285 Land Securities PLC ..........      94,475
     49,777 Lattice Group PLC1 ...........     113,016
     66,293 Legal & General Group PLC ....     153,409
     68,870 Lloyds TSB Group PLC .........     747,748
      7,474 Logica PLC ...................      69,618
     38,014 Marconi PLC ..................      23,099
     37,328 Marks & Spencer PLC ..........     196,123
      6,880 Misys PLC ....................      32,543
     18,453 National Grid Group PLC1 .....     114,947
      9,006 Nycomed Amersham PLC .........      87,099
      9,262 P&O Princess Cruises PLC1 ....      53,920
      4,224 Pace Micro Technology PLC ....      21,517
     10,822 Pearson PLC ..................     124,586
      9,228 Peninsular & Oriental Steam
              Navigation Co. .............      31,931
     21,179 Pilkington PLC ...............      34,523
      4,090 Provident Financial PLC1 .....      38,395
     25,597 Prudential Corp. PLC .........     296,543
      6,825 Railtrack Group PLC ..........      27,813

     SHARES SECURITY                             VALUE

      1,793 Rank Group PLC ............... $     6,002
      4,801 Reckitt Benckiser PLC ........      69,874
     16,952 Reed International PLC .......     140,631
     24,350 Rentokil Initial PLC .........      97,812
     18,549 Reuters Group PLC ............     183,576
      1,140 Rexam PLC ....................       6,218
     13,734 Rio Tinto PLC ................     263,051
      1,460 RMC Group PLC ................      13,153
      7,931 Royal & Sun Alliance Insurance
              Group PLC ..................      45,566
     33,569 Royal Bank of Scotland Group PLC   816,885
     15,189 Sage Group PLC (The) .........      50,513
     22,332 Sainsbury (J.) PLC ...........     118,958
      2,445 Schroders PLC ................      30,069
      6,735 Scottish and Southern Energy PLC    59,793
     25,228 Scottish Power PLC ...........     139,525
     60,439 Shell Transport & Trading
              Company PLC ................     415,189
      2,414 Slough Estates PLC ...........      11,647
     13,209 Smith and Nephew PLC .........      79,782
      8,978 Smiths Group PLC .............      88,462
      3,669 Stagecoach Holdings PLC ......       3,952
        914 Tate & Lyle PLC ..............       4,589
     12,024 Taylor Woodrow PLC ...........      29,750
     86,320 Tesco PLC ....................     312,822
      2,812 TI Automotive Ltd.--A1 .......          --
     37,343 Unilever PLC .................     306,531
      8,963 United Utilities PLC .........      80,291
    844,340 Vodafone Group PLC ...........   2,208,882
      8,411 Wolseley PLC .................      70,389
    14,468  WPP Group PLC ................     160,030
                                           -----------
                                            20,958,582
                                           -----------
TOTAL COMMON STOCKS
   (Cost $105,144,101) ...................  82,499,354
                                           -----------

            PREFERRED STOCKS--0.41%
            AUSTRALIA--0.19%
     26,173 News Corp., Ltd. .............     174,839
                                           -----------
            GERMANY--0.22%
        500 Hugo Boss AG .................      10,658
        550 Rwe AG .......................      15,303
      3,860 Volkswagen AG ................     179,747
                                           -----------
                                               205,708
                                           -----------
            ITALY--0.0%
        540 Fiat SPA .....................       5,962
                                           -----------
TOTAL PREFERRED STOCKS
   (Cost $467,246) .......................     386,509
                                           -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001


 PRINCIPAL
 AMOUNT*    SECURITY                             VALUE


            FOREIGN GOVERNMENT
            SECURITIES--0.01%
            United Kingdom--0.01%
            BG Transco Holdings PLC:
GBP  2,000 2  6.866%, 2/14/09 ............ $     2,904
     2,000 2  4.350%, 2/14/22 ............       3,255
     2,000 2  7.000%, 2/16/24 ............       3,162
                                           -----------
Total Foreign Government Securities
   (Cost $9,760) .........................       9,321
                                           -----------

            SHORT-TERM INSTRUMENTS--3.25%
            US Treasury Bills 4--3.25%
 $2,020,000   1.72%, 1/17/02 3 ...........   2,018,524
  1,045,000   1.61%, 1/31/02 .............   1,043,615
                                           -----------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $3,062,096) .....................   3,062,139
                                           -----------
TOTAL INVESTMENTS
   (Cost $108,683,203) 5 ........   91.21% $85,957,323

OTHER ASSETS IN EXCESS
   OF LIABILITIES ...............    8.79    8,284,210
                                     ----- -----------
NET ASSETS ......................  100.00% $94,241,533
                                   ======  ===========


--------------------------------------------------------------------------------
 SECTOR ALLOCATION
 As of December 31, 2001
 (percentages are based on market value of total investments in the Fund)

--------------------------------------------------------------------------------
   Financials ................................  24.94%
   Consumer Discretionary ....................  13.63
   Health Care ...............................  10.24
   Industrials ...............................   8.95
   Telecommunication Services ................   8.58
   Consumer Staples ..........................   8.04
   Energy ....................................   7.93
   Information Technology ....................   7.75
   Materials .................................   5.33
   Utilities .................................   4.61
                                               ------
                                               100.00%
                                               ======

--------------------------------------------------------------------------------
1 Non-income producing security for the year ended December 31, 2001.
2 GBP--Great Britain Pounds.
3 Held as collateral for futures contracts.
4 Rates shown represent effective yield at time of purchase.
5 Aggregate cost for federal tax purposes was $109,276,028.
* Principal amount is stated in the currency of the country in which the security is denominated.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES



                                                                                               DECEMBER 31, 2001
ASSETS
   Investments at value (cost $108,683,203) ......................................................  $ 85,957,323
   Cash1 .........................................................................................     2,756,963
   Receivable for securities sold ................................................................     8,645,355
   Receivable for capital shares sold ............................................................        46,040
   Variation margin receivable for futures contracts .............................................       321,827
   Unrealized appreciation on forward foreign currency contracts .................................        29,479
   Dividends and interest receivable .............................................................       140,879
   Deferred organizational costs and other assets ................................................         3,303
                                                                                                    ------------
Total assets .....................................................................................    97,901,169
                                                                                                    ------------

LIABILITIES
   Payable for securities purchased ..............................................................       149,397
   Payable for capital shares redeemed ...........................................................     3,289,585
   Unrealized depreciation on forward foreign currency contracts .................................        92,181
   Due to advisor ................................................................................        27,251
   Administration fee payable ....................................................................        36,531
   Custody fee payable ...........................................................................        19,074
   Accrued expenses and other ....................................................................        45,617
                                                                                                    ------------
Total liabilities ................................................................................     3,659,636
                                                                                                    ------------
NET ASSETS .......................................................................................  $ 94,241,533
                                                                                                    ============
COMPOSITION OF NET ASSETS
   Paid-in-capital ...............................................................................  $121,374,118
   Undistributed net investment income ...........................................................       594,922
   Accumulated net realized loss on investment and foreign currency transactions .................    (5,256,514)
   Net unrealized depreciation on investments and foreign currencies .............................   (22,470,993)
                                                                                                    ------------
TOTAL NET ASSETS .................................................................................  $ 94,241,533
                                                                                                    ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) ........................................................    11,232,126
                                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ....................................................  $       8.39
                                                                                                    ============

--------------------------------------------------------------------------------
1 Includes foreign currency of $1,841,948 with a cost of $1,866,282.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


                                                                                               FOR THE YEAR ENDED
                                                                                                DECEMBER 31, 2001
INVESTMENT INCOME
   Dividends .....................................................................................  $  1,867,663
   Interest ......................................................................................       357,169
   Less: foreign taxes withheld ..................................................................      (173,465)
                                                                                                    ------------
TOTAL INVESTMENT INCOME ..........................................................................     2,051,367
                                                                                                    ------------
EXPENSES
   Advisory fees .................................................................................       456,144
   Administration and services fees ..............................................................       142,538
   Custodian fees ................................................................................       118,076
   Transfer agent fees ...........................................................................        37,125
   Professional fees .............................................................................        28,625
   Trustees fees .................................................................................        18,824
   Printing and shareholder reports ..............................................................        11,935
   Amortization of organizational costs ..........................................................         4,168
   Registration fees .............................................................................         1,183
   Miscellaneous .................................................................................         1,130
                                                                                                    ------------
Total expenses ...................................................................................       819,748
Less: fee waivers and/or expense reimbursements ..................................................      (160,907)
                                                                                                    ------------
Net expenses .....................................................................................       658,841
                                                                                                    ------------
NET INVESTMENT INCOME ............................................................................     1,392,526
                                                                                                    ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS, FOREIGN CURRENCIES AND FUTURES
   CONTRACTS Net realized loss from:
     Investment transactions .....................................................................    (2,218,349)
     Foreign currency transactions ...............................................................      (518,102)
     Futures contracts ...........................................................................    (2,128,619)
   Net change in unrealized appreciation/depreciation on investments and
     foreign currencies ..........................................................................   (22,363,190)
                                                                                                    ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES ...........................   (27,228,260)
                                                                                                    ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................................................  $(25,835,734)
                                                                                                    ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                        2001                2000
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ..................................................    $   1,392,526        $    807,937
   Net realized loss from investment and
     foreign currency transactions ........................................       (4,865,070)         (2,151,951)
   Net change in unrealized appreciation/depreciation on
     investments and foreign currencies ...................................      (22,363,190)        (11,150,817)
                                                                               -------------        ------------
Net decrease in net assets from operations ................................      (25,835,734)        (12,494,831)
                                                                               -------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..................................................               --                  --
   Net realized gain from investment transactions .........................               --          (1,315,345)
                                                                               -------------        ------------
Total distributions .......................................................               --          (1,315,345)
                                                                               -------------        ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares ..........................................      485,058,180         108,230,352
   Dividend reinvestments .................................................               --           1,315,345
   Cost of shares redeemed ................................................     (445,044,657)        (70,170,583)
                                                                               -------------        ------------
Net increase in net assets from capital share transactions ................       40,013,523          39,375,114
                                                                               -------------        ------------
TOTAL INCREASE IN NET ASSETS ..............................................       14,177,789          25,564,938
                                                                               -------------        ------------
NET ASSETS
   Beginning of year ......................................................       80,063,744          54,498,806
                                                                               -------------        ------------
   End of year (including undistributed net investment
     income (loss) of $594,922 and $(314,984), respectively) ..............    $  94,241,533        $ 80,063,744
                                                                               =============        ============


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                  FOR THE PERIOD
                                                                                                 AUGUST 22, 1997 1
                                                                                                         THROUGH
                                                            FOR THE YEARS ENDED DECEMBER 31,        DECEMBER 31,
                                                2001          2000         1999          1998               1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ...................   $ 11.14       $ 13.60       $ 11.18      $  9.34            $ 10.00
                                             -------       -------       -------      -------            -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
   Net investment income 2 ...............      0.14          0.14          0.15         0.12               0.02
   Net realized and unrealized gain
     (loss) on investments and
     foreign currencies ..................     (2.89)        (2.41)         2.92         1.89              (0.68)
                                             -------       -------       -------      -------            -------
   Total from investment operations ......     (2.75)        (2.27)         3.07         2.01              (0.66)
                                             -------       -------       -------      -------            -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .................        --            --         (0.23)       (0.16)                --
   Net realized gain from investment
     transactions ........................        --         (0.19)        (0.42)       (0.01)                --
                                             -------       -------       -------      -------            -------
   Total distributions ...................        --         (0.19)        (0.65)       (0.17)                --
                                             -------       -------       -------      -------            -------
NET ASSET VALUE, END OF PERIOD ...........   $  8.39       $ 11.14       $ 13.60      $ 11.18            $  9.34
                                             =======       =======       =======      =======            -------
TOTAL INVESTMENT RETURN 3 ................    (24.69)%      (16.66)%       27.60%       21.60%             (6.60)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ......................   $94,242       $80,064       $54,499      $39,956            $14,409
   Ratios to average net assets:
     Net investment income ...............      1.38%         1.17%         1.37%        1.20%              0.72% 4
     Expenses after waivers
        and/or reimbursements ............      0.65%         0.65%         0.65%        0.65%              0.65% 4
     Expenses before waivers
        and/or reimbursements ............      0.80%         0.92%         1.15%        1.66%              2.75% 4
   Portfolio turnover rate ...............        19%            4%           29%           7%                 0% 5

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Based on average shares method.
3 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.
4 Annualized.
5 Less than 1%.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds Trust (the `Trust') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Deutsche VIT EAFE Equity Index Fund (the `Fund') is one of the Funds the Trust offers to investors.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the MSCI EAFE Index, which measures international stock market performance.

B. VALUATION OF SECURITIES
The Fund values its investments at market value.

When valuing listed equity securities, the Fund uses the last sale price prior to the calculation of the Fund's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Fund uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Fund uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Board of Trustees. The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Fund values its investments. After consideration of various factors, the Fund may value the securities at their last reported price or at fair value. At December 31, 2001, there were no fair valued securities.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FOREIGN CURRENCY TRANSLATION
The Fund maintains its accounting records in US dollars. The Fund determines the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Fund uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Fund uses the prevailing exchange rate on the transaction date.

Net realized and unrealized gains and losses on foreign currency translation shown on the Fund's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the US dollar equivalent of the amounts actually received or paid.

When calculating realized and unrealized gains or losses on investments in equity securities, the Fund does not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the US dollar value of the foreign currency.



--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

G. FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

The Fund may also use forward foreign currency contracts to enhance its performance.

The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates.

H. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

I. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to theTrust are allocated among the funds based upon the relative net assets of each fund.

J. ORGANIZATION COST
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years beginning on August 22, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

K. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.45%.

The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the Fund until April 30, 2002.

Bankers Trust Company, an affiliate of the Advisor, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and directors of the Fund are also officers or directors of Investment Company Capital Corp., an indirect, wholly-owned subsidiary of Deutsche Bank AG, or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.



--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
NOTES TOFINANCIAL STATEMENTS

NOTE 3--OTHER FEES
PFPC Inc. is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

NOTE 4--CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:

                   For the Year Ended        For the Year Ended
                    December 31, 2001         December 31, 2000
            -------------------------  ------------------------
               Shares      Amount        Shares       Amount
            ----------- -------------  ----------  ------------
Sold         53,571,039 $ 485,058,180   8,879,007  $108,230,352
Reinvested           --            --     121,679     1,315,345
Redeemed    (49,525,786) (445,044,657) (5,820,809)  (70,170,583)
            ----------- -------------  ----------  ------------
Net increase  4,045,253 $  40,013,523   3,179,877  $ 39,375,114
            =========== =============  ==========  ============

NOTE 5--FEDERAL INCOME TAX AND
        INVESTMENT TRANSACTIONS
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund, foreign currency transactions, and passive foreign investment companies. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed         Undistributed
Net Investment          Net Realized            Paid-in
        Income             Gain/Loss            Capital
--------------         -------------            -------
    $(482,620)              $481,439             $1,181

The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the year ended December 31, 2001 were $49,639,126 and $16,999,353, respectively.

For federal income tax purposes, the tax basis of investments held at December 31, 2001 was $109,276,028. The aggregate gross unrealized appreciation for all investments at December 31, 2001 was $1,707,634 and the aggregate gross unrealized depreciation for all investments was $25,026,339. The difference between book basis and tax-basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment companies.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Distributions during the years ended December 31, 2001 and December 31, 2000 were characterized as follows for tax purposes:

Distributions paid from:           2001            2000
-----------------------            ----            ----
Ordinary income                     $--        $946,749
Net long term capital gains         $--        $368,700

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income             $    886,949
Unrealized appreciation/(depreciation)    $(22,864,843)

At December 31, 2001, the Portfolio had capital loss carryovers available as a reduction against future net realized capital gains of $3,066,063. Of this amount, $284,468 expires in 2008 and $2,781,595, expires in 2009.

For the year ended December 31, 2001, the Fund deferred to January 1, 2002 post-October capital losses of $1,798,731 and post October currency losses of $289,897.

NOTE 6--LINE OF CREDIT
The Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Fund did not borrow during the period.



--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 7--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement ofAssets andLiabilities may arise due to changes in the value of the foreign currencies or if the counterparty does not perform under the contract. The Fund had the following open contracts at December 31, 2001:

                                                                                                        Unrealized
                                                                                                     Appreciation/
                                                                                       Contract     (Depreciation)
Contracts to Receive                      In Exchange For  Settlement Date          Value (US$)              (US$)
--------------------------------------------------------------------------------------------------------------------
Purchases
--------------------------------------------------------------------------------------------------------------------
Danish Kroner         235,000                  $   27,880           1/2/02           $   28,149          $     269
Euro                4,450,000                   3,957,385          1/15/02            3,959,489              2,104
British Pound       1,290,000                   1,848,331          1/15/02            1,874,847             26,516
Japanese Yen      131,720,000                   1,047,209          1/15/02            1,007,975            (39,234)
--------------------------------------------------------------------------------------------------------------------
                                                                                                          $(10,345)
--------------------------------------------------------------------------------------------------------------------
Contracts to Deliver
--------------------------------------------------------------------------------------------------------------------
Sales
--------------------------------------------------------------------------------------------------------------------
Australian Dollar     600,000                  $  306,000           1/2/02           $  305,409          $     591
British Pound       1,600,000                   2,317,600           1/2/02            2,327,360             (9,760)
Hong Kong Dollar    1,000,000                     128,236           1/2/02              128,237                 (1)
Singapore Dollar       88,000                      47,545           1/2/02               47,686               (141)
Euro                3,500,000                   3,085,950           1/3/02            3,115,740            (29,790)
Norwegian Kroner      230,000                      25,446           1/3/02               25,651               (205)
Swedish Krona         980,000                      92,724           1/3/02               93,487               (763)
Swiss Francs        1,200,000                     715,564           1/4/02              722,786             (7,222)
Japanese Yen      248,000,000                   1,891,974           1/7/02            1,897,040             (5,066)
--------------------------------------------------------------------------------------------------------------------
                                                                                                         $ (52,357)
--------------------------------------------------------------------------------------------------------------------
                                                              Total Net Unrealized Depreciation          $ (62,702)
--------------------------------------------------------------------------------------------------------------------


NOTE 8--FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 2001 is as follows:

                                                                                                        Unrealized
                                                                                                     Appreciation/
Type of Futures                  Expiration        Contracts         Position       Market Value    (Depreciation)
--------------------------------------------------------------------------------------------------------------------
IBEX PLUS Index Futures                1/02                4             Long         $  296,389          $  1,171
Hang Seng Index Futures                1/02                9             Long            620,187             6,149
SPI 200 Index Futures                  3/02               22             Long            962,017             3,777
Euro Stoxx 50                          3/02              233             Long          7,949,783           215,976
DAX Index Futures                      3/02                7             Long            808,451            20,547
CAC 40 Index Futures                   3/02               33             Long          1,368,928            20,490
MIB30 Index Futures                    3/02                5             Long            721,673             1,454
Topix Index Futures                    3/02               38             Long          2,963,223            44,286
Nikkei 225 Index Futures               3/02               32             Long          1,663,200           (12,671)
FTSE 100 Index Futures                 3/02               85             Long          6,446,534            53,528
--------------------------------------------------------------------------------------------------------------------
Total                                                                                                     $354,707
--------------------------------------------------------------------------------------------------------------------


The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities.The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in theFund's net assets.Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At December 31, 2001, the Fund pledged securities with a value of $2,018,524 to cover margin requirements on open futures contracts.



--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Deutsche Asset Management VIT Funds Trust--
EAFE Equity Index Fund



We have audited the accompanying statement of assets and liabilities of EAFE Equity Index Fund, including the schedule of investments, as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period August 22, 1997 (commencement of operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EAFE Equity Index Fund at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended and the period August 22, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States.

/S/ SIGNATUTRE

Philadelphia, Pennsylvania
February 6, 2002

--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS

                                                                                              NUMBER OF FUNDS
                                                                                              IN THE FUND
   NAME, BIRTH DATE AND          BUSINESS EXPERIENCE AND                                      COMPLEX OVERSEEN
   POSITION WITH THE FUND 1      DIRECTORSHIPS DURING THE PAST 5 YEARS                        BY TRUSTEE 2
-----------------------------------------------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------

Robert R. Coby                   Independent Consultant (since March 2001); Chief             3
April 17, 1951                   Operating Officer, Schroder Investment Management NA,
Trustee since April 1996.        (October 1999 to March 2001); Independent Consultant
                                 (April to September 1999); President of Lynch & Mayer,
                                 Inc., (1996 to 1999); President of Leadership Capital
                                 Inc. (1995 to 1996).
-----------------------------------------------------------------------------------------------------------------------------------
Desmond G. FitzGerald            Chairman of North American Properties Group since January    3
January 30, 1955                 1987; Advisory Director, Bank of New York (since 1995);
Trustee since April 1996.        Director, Hilliard Farber & Co. (since 1975). Chairman of
                                 the Board, US Guaranteed Finance Corp.(1994 to present)
                                 Director, Holland Balanced Fund (1995 to present).
-----------------------------------------------------------------------------------------------------------------------------------
James S. Pasman, Jr.             Retired (since 1991); Director, Tyco International Ltd., 3   3
December 20, 1930                Director, Education Management Corporation 3 (since 1997);
Trustee since April 1996.        Director, CSAM Income Fund Inc. 4 (since 1988); Director,
                                 CSAM High Yield Fund 4 (since 2001); Director and Trustee,
                                 Warburg Pincus Funds 4 (since 1999).

-----------------------------------------------------------------------------------------------------------------------------------
Edward C. Schmults               Director, Green Point Financial Corp and its subsidiary,     3
February 6, 1931                 Green Point Bank3 (since 1994); Chairman of the Board of
Trustee since September 1999.    Trustees, The Edna McConnell Clark Foundation (since
                                 1997, Trustee since 1990); Director, The Germany Fund,
                                 Inc.4 (since 1990); Director, The Central European Equity
                                 Fund, Inc.4 (since 1990).

-----------------------------------------------------------------------------------------------------------------------------------
William E. Small                 Independent Consultant in financial services (since          3
November 6, 1941                 1996); Executive Vice President of First Data Investor
Trustee since January 1996.      Services Group Inc. (`Investor Services Group') (1993 to
                                 1996).

-----------------------------------------------------------------------------------------------------------------------------------
Werner Walbrol                   President and Chief Executive Officer, German American       3
August 28, 1937                  Chamber of Commerce, Inc. (since 1975); President and
Trustee since September 1999.    Chief Executive Officer, European American Chamber of
                                 Commerce, Inc. (since 1981); Director, TUV Rheinland of
                                 North America, Inc. (since 1983); President and Director,
                                 German American Partnership Program (since 1999);
                                 Director, AXA Nordstern Art Insurance Corporation (since
                                 1999); Director, The Germany Fund, Inc. (since 1986);
                                 Director, The Central European Equity Fund, Inc. (since
                                 1986).

-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES 5
-----------------------------------------------------------------------------------------------------------------------------------
None
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Deutsche VIT EAFE[REGISTRATION MARK]  Equity Index Fund
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


NAME, BIRTH DATE AND              BUSINESS EXPERIENCE AND
POSITION WITH THE FUND 1          DIRECTORSHIPS DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
  PRINCIPAL OFFICERS
--------------------------------------------------------------------------------
Richard T. Hale                   Managing Director, Deutsche Banc Alex. Brown
July 17, 1945                     Inc. (formerly DB Alex. Brown LLC) (1999 to
President                         present); Deutsche Asset Management-Americas
                                  (1999 to present); Director and President, Investment Company Capital Corp. (registered investment advisor) (1996 to present).
                                  Director and President, Deutsche Asset
                                  Management Mutual Funds (various dates to present). Director Deutsche Global Funds, Ltd.
                                  (January 2000 to present);Director, CABEIFund
                                  (June 2000 to present); Director North
                                  American Income Fund (September 2000 to
                                  present); Vice President, DeutscheAsset
                                  Management,Inc. (September 2000 to present).
                                  Chartered Financial Analyst. Formerly,
                                  Director, ISI Family of Funds (1992 to 1999).

--------------------------------------------------------------------------------
Daniel O. Hirsch                  Director, Deutsche Asset Management (1999 to
Secretary                         present). Formerly, Principal, BT Alex. Brown
March 27, 1954                    Incorporated, (Deutsche Banc Alex. Brown
                                  Inc.), 1998 to 1999; Assistant General
                                  Counsel, United States Securities and Exchange
                                  Commission, 1993 to 1998.

--------------------------------------------------------------------------------
Andrew McNally                    Director of Fund Accounting & Administration
December 21, 1970                 for PFPC Inc, a subsidiary of PNC Bank since
Treasurer                         July 2000, Manager of Fund Accounting, PFPC
                                  (1997 to 1999), Accountant, PFPC (1993 to
                                  1997).

--------------------------------------------------------------------------------
1 Unless otherwise indicated, the address of each Trustee and Officer is One South Street, Baltimore, MD 21202. Each Trustee shall serve until his resignation or termination as provided in the Trust's Declaration of Trust. Each Officer is elected annually.
2 As of December 31, 2001 the total number of Deutsche Asset Management VIT Funds (the `Fund Complex') is 12, however only 3 are operational.
3 A publicly held company with securities registered pursuant to Section 12 of the Exchange Act.
4  An investment company registered under the 1940 Act.
5  Interested Trustees who are `Interested Persons' within the meaning of section 2(a)(19) of the 1940 Act.

The Fund's Statement of Additional Information includes additional information about the Fund Trustees. To receive your free copy of the Statement of Additional Information, call the customer service center at the telephone number shown in the accompanying Contract prospectus.

--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


EAFE[REGISTRATION MARK]  Equity Index Fund                     CUSIP #251512109
Deutsche Asset Management VIT Funds                            VIT5ANN(12/01)
                                                               Printed 2/02
Distributed by:
PFPC Distributors, Inc.
3200 Horizon Drive
King of Prussia, PA 19406